SCHEDULE OF OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Property, Plant and Equipment [Abstract]
Oil and gas properties – not subject to amortization	$ 11,119,119	$ 9,947,742
Accumulated impairment
Oil and gas properties – not subject to amortization, net	$ 11,119,119	$ 9,947,742